RETIREMENT BENEFIT OBLIGATIONS - Plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Market value of assets	$ 942	$ 1,055	$ 1,637
Retirement benefit expense	95	88	93
Defined contributions plan expenses	84	77	77
Defined benefit plan expenses	11	11	16
Outstanding payments	0	0	0
Pension plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Market value of assets	518	552	956
Defined benefit plan expenses	0	0	0
Pension plans | United Kingdom | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	61	2	4
Equity securities		3	84
Other bonds		30	50
Short dated credit fund		81	126
Liability driven investments		225	370
Diversified growth funds		55	89
Market value of assets	61	396	723
Pension plans | United Kingdom | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	457	156	233
Pension plans | United States of America
Disclosure of fair value of plan assets [line items]
Defined benefit plan expenses	0	0	0
Pension plans | United States of America | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	267	120	6
Equity securities			50
Government bonds - fixed interest		43	201
Corporate bonds		197	246
Market value of assets	267	360	503
Pension plans | Other Countries
Disclosure of fair value of plan assets [line items]
Market value of assets	157	143	178
Pension plans | Other Countries | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	7	7	5
Equity securities	50	49	55
Government bonds - fixed interest	5	7	5
Government bonds - Index Linked			4
Corporate bonds	10	10	11
Insurance contracts	23	21	33
Property	28	22	23
Other quoted securities	10	5	8
Market value of assets	133	121	144
Pension plans | Other Countries | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	$ 24	$ 22	$ 34